INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The components of definite-lived and indefinite-lived intangible assets are as follows. Refer to Note 14 for VOBA asset, which is an actuarial intangible asset arising from a business combination.

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
AS OF DEC. 31 US$ MILLIONS	2023			2022
Definite-lived intangible assets:
Distributor relationships	$28	$—	$28	$6	$—	$6
Trade name	24	(2)	22	12	(2)	10
Unpaid claims reserve intangible asset	104	(5)	99	—	—	—
Software and other	32	(2)	30	—	—	—
Total definite-lived intangible assets	188	(9)	179	18	(2)	16
Indefinite-lived intangible assets:
Insurance licenses	56	—	56	36	—	36
Total	$244	$(9)	$235	$54	$(2)	$52
No impairment expenses of intangible assets were recognized for the years ended December 31, 2023, 2022 and 2021. We estimate that our intangible assets do not have any significant residual value in determining their amortization. Amortization expenses were $7 million, $1 million and nil for the years ended December 31, 2023, 2022 and 2021, respectively.
The following table outlines the estimated future amortization expense related to definite-lived intangible assets held as of December 31, 2023.

Years	US$ MILLIONS
2024	$46
2025	35
2026	26
2027	19
2028	15
Thereafter	38
Total amortization expense	$179